Consolidated Balance Sheets (Unaudited) - USD ($)	Nov. 30, 2020	May 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 13	$ 4,742
Total Current Assets	13	4,742
OTHER ASSETS
Music inventory	5,512	7,222
Trademark costs	10,365	10,365
Total Other Assets	15,877	17,587
TOTAL ASSETS	15,890	22,329
CURRENT LIABILITIES
Accounts payable	63,509	37,455
Accrued interest payable on notes payable	367,566	366,657
Accrued consulting fees	745,547	614,600
Notes payable	1,343,003	1,536,575
Notes payable to related parties	158,123	155,323
Derivative liability	3,808,551	1,488,745
Total Current Liabilities	6,486,299	4,199,355
TOTAL LIABILITIES	6,486,299	4,199,355
STOCKHOLDERS' DEFICIT
Preferred Stock	0	0
Common stock	299,268	37,371
Common stock payable	8,460	8,460
Additional paid-in-capital	5,122,050	4,670,196
Accumulated deficit	(11,900,409)	(11,900,187)
Total Stockholders' Deficit	(6,470,409)	(4,177,026)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 15,890	$ 22,329